REVENUE	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The following table summarizes revenues for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,
	2022	2021
	(in millions)
Agriculture	$4,722	$3,970
Construction	891	808
Eliminations and Other	—	—
Total Industrial Activities	$5,613	$4,778
Financial Services	471	392
Eliminations and Other	(2)	4
Total Revenues	$6,082	$5,174

	Six Months Ended June 30,
	2022	2021
	(in millions)
Agriculture	$8,099	$7,008
Construction	1,694	1,464
Eliminations and Other	—	—
Total Industrial Activities	$9,793	$8,472
Financial Services	937	789
Eliminations and Other	(3)	9
Total Revenues	$10,727	$9,270
The following table disaggregates revenues by major source for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,
	2022	2021
	(in millions)
Revenues from:
Sales of goods	$5,604	$4,774
Rendering of services and other revenues	9	4
Revenues from sales of goods and services	5,613	4,778
Finance and interest income	271	221
Rents and other income on operating lease	198	175
Finance, interest and other income	469	396
Total Revenues	$6,082	$5,174

	Six Months Ended June 30,
	2022	2021
	(in millions)
Revenues from:
Sales of goods	$9,778	$8,463
Rendering of services and other revenues	15	9
Revenues from sales of goods and services	9,793	8,472
Finance and interest income	512	445
Rents and other income on operating lease	422	353
Finance, interest and other income	934	798
Total Revenues	$10,727	$9,270
Contract liabilities recorded in Other liabilities were $26 million and $20 million at June 30, 2022 and December 31, 2021, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts.
At June 30, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $21 million ($15 million as of December 31, 2021). The Company expects to recognize revenue on approximately 29% and 87% of the remaining performance obligations over the next 12 and 36 months, respectively (approximately 30% and 89% as of December 31, 2021), with the remaining recognized thereafter.